Financial (Income) Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of financial (income) expenses, net
	Year Ended December 31,
	2021	2020	2019

Financial expenses:
Other financial expenses	$26	$17	$15
Remeasurement of warrants	-	11,373	-

Total financial expenses	26	11,390	15

Financial income:
Interest from Bank deposits	(468)	(474)	(60)
Other financial income	(58)	(76)	-
Foreign currency transaction gains, net	(44)	(243)	(245)
Remeasurement of warrants	-	-	(11,365)

Total financial income	(570)	(793)	(11,670)

Total Financial (income) expense, net	$(544)	$10,597	$(11,655)